Loans receivable, net - Aging analysis of loans receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans receivable, net
Loans receivable	¥ 5,248,804	¥ 3,024,661
Current
Loans receivable, net
Loans receivable	4,861,831	2,943,458
Past Due
Loans receivable, net
Loans receivable	386,973	81,203
1-30 Days
Loans receivable, net
Loans receivable	75,785	22,056
31-60 Days
Loans receivable, net
Loans receivable	59,394	14,537
61-90 Days
Loans receivable, net
Loans receivable	51,035	10,701
91 Days or Greater
Loans receivable, net
Loans receivable	¥ 200,759	¥ 33,909